Summary of Significant Accounting Policies - Summarized of Financial Information Group's Consolidated Financial Statements (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 1,008,355		¥ 461,525		$ 154,537
Non-current assets	327,621		47,280		50,210
Total assets	1,335,976		508,805		204,747
Current liabilities	556,566		361,783		85,298
Non-current liabilities	310,727		1,048		47,621
Total liabilities	867,293		362,831		$ 132,919
Total operating revenue	1,220,222	$ 187,007	993,319	¥ 508,828
Net profit/(loss)	(18,292)	(2,803)	14,968	2,928
Net cash (used in)/provided by operating activities	137,666	21,098	118,024	66,853
Net cash provided by/(used) in investing activities	(31,078)	(4,763)	(6,927)	(3,554)
Net cash provided by/(used) in financing activities	383,053	58,706	(14,079)	48,572
Cash and cash equivalents at beginning of year	88,141
Cash and cash equivalents at end of year	404,618	$ 62,010	88,141
Huiye Tianze and Its Subsidiaries [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	730,815		478,453
Non-current assets	318,392		46,267
Total assets	1,049,207		524,720
Current liabilities	553,478		368,617
Non-current liabilities	306,570		1,054
Total liabilities	860,048		369,671
Total operating revenue	1,219,994		984,910	498,228
Net profit/(loss)	(6,326)		22,806	29,973
Net cash (used in)/provided by operating activities	168,504		104,565	67,049
Net cash provided by/(used) in investing activities	(31,078)		(6,927)	(3,541)
Net cash provided by/(used) in financing activities	44,134		823	48,720
Net (decrease)/increase in cash and cash equivalents	181,560		98,461	112,228
Cash and cash equivalents at beginning of year	248,369		149,908	37,680
Cash and cash equivalents at end of year	¥ 429,929		¥ 248,369	¥ 149,908